Equity (Details 1) - Dekel [Member]	12 Months Ended
Dec. 31, 2018 shares
Statement Line Items [Line Items]
Balance at January 1, 2018	139,885,534
Issuance of share capital	366,840
Balance at December 31, 2018	140,252,374
NIS [Member]
Statement Line Items [Line Items]
Balance at January 1, 2018	13,988,553
Issuance of share capital	36,684
Balance at December 31, 2018	14,025,237